May 5, 2014

THE DREYFUS/LAUREL FUNDS, INC.

- Dreyfus Opportunistic Fixed Income Fund

Supplement to Summary Prospectus dated April 1, 2014

and Statutory Prospectus dated March 1, 2014, as revised April 1, 2014

THE DREYFUS/LAUREL FUNDS TRUST

- Dreyfus High Yield Fund

Supplement to Summary and Statutory Prospectuses

dated May 1, 2014

THE DREYFUS/LAUREL FUNDS TRUST

- Dreyfus International Bond Fund

Supplement to Summary and Statutory Prospectuses

dated March 1, 2014

DREYFUS INVESTMENT FUNDS

- Dreyfus Tax Sensitive Total Return Bond Fund

- Dreyfus/Standish Global Fixed Income Fund

Supplement to Summary and Statutory Prospectuses

dated February 21, 2014

The following changes will take effect as of June 16, 2014

Dreyfus Opportunistic Fixed Income Fund

The following is added as the last sentence of the first paragraph in "Principal Investment Strategy" in the summary prospectus and "Fund Summary – Principal Investment Strategy" in the statutory prospectus and supersedes and replaces the fourth sentence of the first paragraph in "Fund Details – Goal and Approach" in the statutory prospectus:

The fund's fixed-income investments may include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, floating rate loans and other floating rate securities, eurodollar and Yankee dollar instruments, preferred stocks and money market instruments.

The following supersedes and replaces the third paragraph of "Fund Details – Goal and Approach" in the statutory prospectus:

The fund's portfolio managers normally allocate between 0% and 70% of the fund's assets in each of these four categories of market sectors. The below investment grade, high yield sector includes higher-yielding, lower quality fixed-income securities ("junk bonds") issued by U.S. companies (i.e., rated Ba/BB and below). Because the issuers of high yield securities may be at an early state of development or may have been unable to repay past debts, junk bonds typically must offer higher yields than investment grade fixed-income securities to compensate for greater credit risk. The U.S. government sector includes fixed-income securities issued by the U.S. government or its agencies or instrumentalities, such as U.S. Treasury and U.S. government agency securities (including Treasury Inflation Protected Securities (TIPS)) and mortgage pass-through securities, such as Ginnie Maes, Fannie Maes and Freddie Macs. The investment grade corporate sector includes fixed-income securities rated at least Baa/BBB (or the unrated equivalent as determined by Dreyfus) of U.S. companies. The mortgage sector includes privately issued mortgage-backed securities, such as collateralized mortgage obligations (CMOs), commercial mortgage-backed securities, and debt issued by real estate investment trusts (REITs). The asset-backed sector includes debt securities and securities with debt-like characteristics that are collateralized by home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans, hospital account receivables and other forms of collateral. The foreign debt sectors include the fixed-income securities of foreign issuers in developed and emerging market countries, and include Brady bonds and loan participation interests.

DRY-GRP5STK-0514

Dreyfus High Yield Fund

The following is added as the last sentence of the first paragraph in "Principal Investment Strategy" in the summary prospectus and "Fund Summary – Principal Investment Strategy" in the statutory prospectus and supersedes and replaces the third sentence of the first paragraph in "Fund Details – Goal and Approach" in the statutory prospectus:

The fund's portfolio may include various types of fixed-income securities, such as corporate bonds and notes, mortgage-related securities, asset-backed securities, floating rate loans (limited to up to 20% of the fund's net assets) and other floating rate securities, zero coupon securities, convertible securities, preferred stock and other debt instruments of U.S. and foreign issuers.

Dreyfus International Bond Fund

The following is added as the third sentence of the first paragraph in "Principal Investment Strategy" in the summary prospectus and "Fund Summary – Principal Investment Strategy" in the statutory prospectus and supersedes and replaces the sixth sentence of the first paragraph in "Fund Details – Goal and Approach" in the statutory prospectus:

The fund invests principally in bonds, but its fixed-income investments also may include notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, floating rate loans (limited to up to 20% of the fund's net assets) and other floating rate securities, eurodollar and Yankee dollar instruments, preferred stocks and money market instruments.

Dreyfus/Standish Global Fixed Income Fund

The following supersedes and replaces the second sentence of the first paragraph in "Principal Investment Strategy" in the summary prospectus and "Fund Summary – Principal Investment Strategy" in the statutory prospectus:

The fund invests principally in bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, floating rate loans (limited to up to 20% of the fund's net assets) and other floating rate securities and Eurodollar and Yankee dollar instruments.

The following supersedes and replaces the first sentence of the second paragraph in "Fund Details – Goal and Approach" in the statutory prospectus:

The fund invests principally in bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, floating rate loans (limited to up to 20% of the fund's net assets) and other floating rate securities and Eurodollar and Yankee dollar instruments, but its fixed-income investments may also include convertible securities, preferred stocks and money market instruments.

Dreyfus Tax Sensitive Total Return Bond Fund

DRY-GRP5STK-0514

The following supersedes and replaces the last sentence of the first paragraph in "Principal Investment Strategy" in the summary prospectus, "Fund Summary – Principal Investment Strategy" in the statutory prospectus and "Fund Details – Goal and Approach" in the statutory prospectus:

The fund invests principally in the following:

•          municipal bonds;

•          bonds issued or guaranteed by the U.S. government or its agencies or instrumentalities;

•          corporate bonds;

•          mortgage-related securities;

•          asset-backed securities;

•          floating rate loans (limited to up to 20% of the fund's net assets) and other floating rate securities; and

•          bonds of foreign governments and companies (limited to up to 15% of the fund's assets, including emerging market bonds).

All Funds

The following supplements the information in "Principal Risks" in the summary prospectuses and "Fund Summary – Principal Risks" in the statutory prospectuses:

•          Floating rate loan risk. Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for loans to trade. The lack of an active trading market for certain floating rate loans may impair the ability of the fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. There may be less readily available, reliable information about certain floating rate loans than is the case for many other types of securities, and the fund's portfolio managers may be required to rely primarily on their own evaluation of a borrower's credit quality rather than on any available independent sources. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer's obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. The floating rate loans in which the fund invests typically will be below investment grade quality and, like other below investment grade securities, are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured.

The following supplements the information in "Fund Details – Goal and Approach" in the statutory prospectuses:

The fund's investments in floating rate loans are generally focused on senior secured loans but also may include second lien loans, senior unsecured loans, subordinated loans, and fixed rate loans with respect to which the fund has entered into derivative instruments (principally swap agreements and options on swap agreements) to effectively convert the fixed rate interest payments into floating rate interest payments.  The fund also may purchase participations and assignments in, and commitments to purchase, floating rate loans.  Investments in floating rate loans and other floating rate securities generally will focus on U.S. issuers, but the fund may invest in foreign issuers, typically those located in foreign countries that are members of the Organisation for Economic Co-operation and Development.

The following supplements the information describing the principal risks of investing in the fund in "Fund Details – Investment Risks" in the statutory prospectuses:

DRY-GRP5STK-0514

•          Floating rate loan risk. Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for loans to trade. Loans trade in an over-the-counter market and are confirmed and settled through standardized procedures and documentation. The secondary market for floating rate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The lack of an active trading market for certain floating rate loans may impair the ability of the fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. There may be less readily available, reliable information about certain floating rate loans than is the case for many other types of securities, and the fund's portfolio managers may be required to rely primarily on their own evaluation of a borrower's credit quality rather than on any available independent sources. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer's obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by bankruptcy or other insolvency laws with respect to its ability to realize the benefits of the collateral securing a loan. The floating rate loans in which the fund invests typically will be below investment grade quality and, like other below investment grade securities, are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured.

The following supplements the information describing the additional risks of investing in the fund in "Fund Details – Investment Risks" in the statutory prospectuses:

•          Subordinated securities risk. Holders of securities that are subordinated or "junior" to more senior securities of an issuer are entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on the market value of these securities. Subordinated loans generally are subject to similar risks as those associated with investments in senior loans, except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. Consequently, subordinated loans generally have greater price volatility than senior loans and may be less liquid. The risks associated with subordinated unsecured loans, which are not backed by a security interest in any specific collateral, are higher than those for comparable loans that are secured by specific collateral.

•          Participation interests and assignments risk. A participation interest gives the fund an undivided interest in a loan in the proportion that the fund's participation interest bears to the total principal amount of the loan, but does not establish any direct relationship between the fund and the borrower. If a floating rate loan is acquired through a participation, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the fund will be exposed to the credit risk of both the borrower and the institution selling the participation. The fund also may invest in a loan through an assignment of all or a portion of such loan from a third party. If a floating rate loan is acquired through an assignment, the fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral.

•          Loan valuation risk. Because there may be a lack of centralized information and trading for certain loans in which the fund may invest, reliable market value quotations may not be readily available for such loans and their valuation may require more research than for securities with a more developed secondary market. Moreover, the valuation of such loans may be affected by uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes.

DRY-GRP5STK-0514

May 5, 2014

THE DREYFUS/LAUREL FUNDS, INC.

- Dreyfus Opportunistic Fixed Income Fund

THE DREYFUS/LAUREL FUNDS TRUST

- Dreyfus High Yield Fund

- Dreyfus International Bond Fund

DREYFUS INVESTMENT FUNDS

- Dreyfus/Standish Global Fixed Income Fund

- Dreyfus Tax Sensitive Total Return Bond Fund

Supplement to Statement of Additional Information dated

June 14, 2013, as revised or amended July 1, 2013, September 23, 2013, October 1, 2013, November 1, 2013, January 1, 2014, January 24, 2014, January 31, 2014, February 21, 2014, March 1, 2014, March 24, 2014, March 31, 2014 and May 1, 2014

The following changes will take effect as of June 16, 2014.

The following supersedes and replaces footnote 1 in the section of the SAI entitled "Investments, Investment Techniques and Risks":

        For all funds other than Dreyfus BASIC S&P 500 Stock Index Fund and Dreyfus Disciplined Stock Fund, includes common and preferred stock, convertible securities and warrants.  For Dreyfus BASIC S&P 500 Stock Index Fund and Dreyfus Disciplined Stock Fund, includes common stock.

        For fixed-income funds, preferred stock, convertible securities and warrants in which the funds invest may be deemed to be fixed-income securities.

        Each of Dreyfus Core Equity Fund and Dreyfus Tax Managed Growth Fund is limited to investing up to 5% of its net assets in warrants, except that this limitation does not apply to warrants purchased by the fund that are sold in units with, or attached to, other securities.

The last sentence of footnote 6 in the section of the SAI entitled "Investments, Investment Techniques and Risks" is deleted in its entirety.

Fund	Variable and Floating Rate Securities[5]	Loans[6]	Mortgage-Related Securities	Asset-Backed Securities	Collateralized Debt Obligations
Dreyfus High Yield Fund	✓	✓ (up to 20% of net assets)	✓	✓	✓
Dreyfus International Bond Fund	✓	✓ (up to 20% of net assets)	✓	✓	✓
Dreyfus/Standish Global Fixed Income Fund	✓	✓ (up to 20% of net assets)	✓	✓	✓
Dreyfus Tax Sensitive Total Return Bond Fund	✓	✓ (up to 20% of net assets)	✓	✓